Contract liabilities - Summary of contract liabilities arising from barter deals with sports rights licensors (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	€ 43,994	€ 49,382
Unsatisfied performance obligations	1,854,565	1,701,938
Due within one year
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	7,240	10,618
Unsatisfied performance obligations	1,030,799	898,546
between more than one and less than two years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	5,492	8,518
Unsatisfied performance obligations	547,348	415,465
between more than two and less than three years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	4,931	7,609
Unsatisfied performance obligations	147,783	283,818
between more than three and less than four years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	4,674	7,011
Unsatisfied performance obligations	77,729	39,165
between four years and not later than ten years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	21,657	15,626
Unsatisfied performance obligations	€ 50,906	€ 64,944